Related Parties - Information About Subsidiaries, and Whether These Are Held Directly or Indirectly, and Other Related Undertakings (Details) (Detail) - Subsidiary - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due from subsidiaries	$ 5,022	$ 4,680
Amounts due to subsidiaries	3,859	3,593
Shell Petroleum
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due from subsidiaries	4,502	4,201
Amounts due to subsidiaries	672	409
Shell Treasury Luxembourg Sarl
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due from subsidiaries	518	476
Shell Treasury Centre Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due to subsidiaries	3,164	3,163
Other related parties [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due from subsidiaries	2	3
Amounts due to subsidiaries	$ 23	$ 21